ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class of Stock [Line Items]
Dividends to be distributed to shareholders	¥ 38,162
Declared date of dividends to be distributed to shareholders	2017-05
Record date of dividends to be distributed to shareholders	Mar. 31, 2017
Amount available for dividends under the Japanese Companies Act	¥ 597,858
Equity in undistributed earnings of the companies accounted for by the equity method	26,520	¥ 45,694	¥ 30,531
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	¥ 25,177
Maximum
Class of Stock [Line Items]
Restricted net assets of certain subsidiaries which include regulatory capital requirements for life insurance and banking operations	25.00%
Retained Earnings
Class of Stock [Line Items]
Equity in undistributed earnings of the companies accounted for by the equity method	¥ 50,799